CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership has the following capital securities outstanding as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2018	Dec. 31, 2017
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$556	$551
Series 2	24,000,000	6.50%	534	529
Series 3	24,000,000	6.75%	520	517
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares	30,000,000	5.75%	750	750
Class C Junior Preferred Shares	20,000,000	6.75%	500	500
BPO Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	14
Series 3	909,994	5.00%	17	18
Series 4	940,486	5.20%	18	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
BGRESOI Preferred Shares	62,244	4.00%	62	—
Capital Securities – Fund Subsidiaries			845	813
Total capital securities			$4,269	$4,165

Current			1,323	1,326
Non-current			2,946	2,839
Total capital securities			$4,269	$4,165

(1)
BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	139	139	254,989	260,222
Exchange LP Units exchanged	—	—	7,743	285
Distribution Reinvestment Program	—	—	82	181
Issued under unit-based compensation plan	—	—	6	215
Repurchase of LP Units	—	—	(629)	(5,914)
Outstanding, end of period	139	139	262,191	254,989
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	11,078	11,363
Exchange LP Units exchanged(1)	(7,743)	(285)
Outstanding, end of period	3,335	11,078

(1)
Exchange LP Units issued for the acquisition of incremental BPO shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2017	Capital securities redeemed	Capital securities issued	Fair value changes	Jun. 30, 2018
Capital securities	$4,165	$(13)	$75	$42	$4,269